Goodwill and other intangible assets - Schedule of Allocation of Goodwill (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 49,404	€ 49,892	€ 48,056
Biopharma
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	42,324
Consumer Healthcare
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 7,080